Thrivent Large Cap Index Portfolio Shareholder Fees - Thrivent Large Cap Index Portfolio - Class A	Dec. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%